Offerings - Offering: 1	Sep. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,381,471,372.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 328,881.20
Offering Note	Estimated solely for the purpose of calculating the filing fee pursuant to Rule 0-11(d) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), the transaction value was calculated as the product obtained by multiplying (i) $6.16875, the average of the high and low sales prices per American Depositary Share of Cadeler A/S ("Cadeler", each representing four (4) Cadeler Shares (as defined below)(each a "Cadeler ADS") on September 15, 2026, as reported by the New York Stock Exchange, divided by four, the Cadeler Share-to-ADS ratio, and (ii) 386,053,341, the estimated maximum number of ordinary shares of Cadeler, with a nominal value of DKK 1.00 per share (each, a "Cadeler Share") (including Cadeler Shares represented by Cadeler ADSs) that may be exchanged in the offer described herein. The amount of the filing fee was calculated in accordance with Rule 0-11(d) under the Exchange Act and Fee Rate Advisory No. 1 for Fiscal Year 2026 beginning on October 1, 2025, issued August 25, 2025, as the product obtained by multiplying the transaction value by 0.0001381.